Financial Assets and Liabilities - Financial assets measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 697,887	$ 471,482
Debt Investments
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	673,867	448,212
Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,700
Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	294,103	101,563
Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	24,280	26,936
Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	15,399	24,126
Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	31,937	94,035
Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	305,448	201,552
Other non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		3,660
At fair value
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	1,759,751	1,419,378
Total liabilities measured at fair value	1,284,598	855,079
At fair value | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	1,507	3,879
At fair value | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	2	74
At fair value | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	1,283,089	851,126
At fair value | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	439,947	593,696
At fair value | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	5,599	6,996
At fair value | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	8,749	8,084
At fair value | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		9,844
At fair value | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	167,248	67,327
At fair value | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	27,365	7,560
At fair value | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,728
At fair value | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	296,118	101,759
At fair value | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	24,586	26,966
At fair value | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	12,052	20,466
At fair value | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	31,937	94,035
At fair value | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	308,651	201,820
At fair value | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	16,879	559
At fair value | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	310,608	214,597
At fair value | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		77
At fair value | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,347
At fair value | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	100,187	58,932
At fair value | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,750	3,000
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	540,134	652,628
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	439,947	593,696
At fair value | Level 1 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 1 | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	100,187	58,932
At fair value | Level 1 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	905,259	549,153
Total liabilities measured at fair value	1,509	3,953
At fair value | Level 2 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	1,507	3,879
At fair value | Level 2 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	2	74
At fair value | Level 2 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 2 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	5,599	6,996
At fair value | Level 2 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	8,749	8,084
At fair value | Level 2 | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		9,844
At fair value | Level 2 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	167,248	67,327
At fair value | Level 2 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	27,365	7,560
At fair value | Level 2 | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,728
At fair value | Level 2 | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	296,118	101,759
At fair value | Level 2 | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	24,586	26,966
At fair value | Level 2 | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	12,052	20,466
At fair value | Level 2 | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	31,937	94,035
At fair value | Level 2 | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	308,651	201,820
At fair value | Level 2 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	16,879	559
At fair value | Level 2 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 2 | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		77
At fair value | Level 2 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,347	3,660
At fair value | Level 2 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	314,358	217,597
Total liabilities measured at fair value	1,283,089	851,126
At fair value | Level 3 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	1,283,089	851,126
At fair value | Level 3 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3 | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	310,608	214,597
At fair value | Level 3 | Derivatives | Non-current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 3,750	$ 3,000